Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.70%
Aerospace & Defense–1.89%
RTX Corp.	75,631	$14,589,220
Textron, Inc.	103,890	9,096,608
		23,685,828
Air Freight & Logistics–1.77%
FedEx Corp.	62,464	22,248,428
Asset Management & Custody Banks–1.04%
KKR & Co., Inc., Class A	140,634	13,008,645
Automobile Manufacturers–1.22%
General Motors Co.	205,781	15,330,685
Biotechnology–1.22%
Regeneron Pharmaceuticals, Inc.	19,814	15,309,089
Broadline Retail–2.86%
Amazon.com, Inc.(b)	172,266	35,877,840
Building Products–2.13%
Johnson Controls International PLC	204,178	26,737,109
Communications Equipment–1.13%
Cisco Systems, Inc.	183,213	14,215,497
Consumer Finance–0.71%
Capital One Financial Corp.	48,622	8,870,111
Diversified Banks–6.96%
Bank of America Corp.	677,803	33,042,896
PNC Financial Services Group, Inc. (The)	85,539	17,799,811
Wells Fargo & Co.	457,480	36,419,983
		87,262,690
Electric Utilities–3.56%
American Electric Power Co., Inc.	83,523	10,948,195
FirstEnergy Corp.	228,972	11,599,721
PPL Corp.	576,543	22,023,943
		44,571,859
Electrical Components & Equipment–2.36%
Emerson Electric Co.	111,846	14,654,063
Vertiv Holdings Co., Class A	59,818	14,989,194
		29,643,257
Electronic Components–1.61%
Coherent Corp.(b)	84,747	20,187,583
Fertilizers & Agricultural Chemicals–0.97%
Corteva, Inc.	144,603	12,104,717
Food Distributors–3.49%
Sysco Corp.	273,192	19,486,786
US Foods Holding Corp.(b)	263,254	24,274,651
		43,761,437
Footwear–1.29%
NIKE, Inc., Class B	306,898	16,210,352
Shares		Value
Health Care Equipment–2.59%
Becton, Dickinson and Co.	81,248	$12,774,623
Medtronic PLC	227,161	19,683,501
		32,458,124
Health Care REITs–0.64%
Alexandria Real Estate Equities, Inc.	172,026	7,985,447
Health Care Services–1.31%
CVS Health Corp.	228,413	16,404,622
Industrial Machinery & Supplies & Components–3.10%
Fortive Corp.	264,611	14,627,696
Parker-Hannifin Corp.	27,047	24,213,556
		38,841,252
Insurance Brokers–1.80%
Willis Towers Watson PLC	77,550	22,543,785
Integrated Oil & Gas–6.17%
Chevron Corp.	125,787	26,025,330
Exxon Mobil Corp.	123,833	21,009,507
Shell PLC (United Kingdom)	376,794	17,451,236
Suncor Energy, Inc. (Canada)	194,880	12,889,734
		77,375,807
Interactive Media & Services–3.68%
Alphabet, Inc., Class A	107,694	30,968,486
Meta Platforms, Inc., Class A	26,605	15,221,519
		46,190,005
Investment Banking & Brokerage–3.24%
Charles Schwab Corp. (The)	278,872	26,208,391
Goldman Sachs Group, Inc. (The)	17,057	14,430,051
		40,638,442
IT Consulting & Other Services–0.68%
Cognizant Technology Solutions Corp., Class A	137,978	8,464,950
Life Sciences Tools & Services–1.54%
IQVIA Holdings, Inc.(b)	48,835	8,328,321
Thermo Fisher Scientific, Inc.	22,344	10,982,746
		19,311,067
Managed Health Care–1.89%
Elevance Health, Inc.	31,993	9,365,951
UnitedHealth Group, Inc.	52,818	14,292,022
		23,657,973
Movies & Entertainment–1.78%
Walt Disney Co. (The)	231,313	22,293,947
Multi-Utilities–1.16%
Sempra	149,183	14,496,112
Oil & Gas Equipment & Services–1.37%
SLB Ltd.	333,883	17,158,247
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Oil & Gas Exploration & Production–2.45%
ConocoPhillips	232,560	$30,697,920
Personal Care Products–1.05%
Estee Lauder Cos., Inc. (The), Class A	184,222	13,221,613
Pharmaceuticals–6.53%
Bristol-Myers Squibb Co.	212,552	12,891,279
Johnson & Johnson	115,176	28,153,621
Merck & Co., Inc.	207,423	24,950,913
Sanofi S.A.	163,619	15,800,649
		81,796,462
Property & Casualty Insurance–1.19%
American International Group, Inc.	197,682	14,875,571
Rail Transportation–0.80%
Norfolk Southern Corp.	34,850	10,001,950
Real Estate Services–1.61%
CBRE Group, Inc., Class A(b)	149,019	20,186,114
Regional Banks–2.12%
Citizens Financial Group, Inc.	442,876	26,559,274
Restaurants–1.55%
Starbucks Corp.	217,398	19,476,687
Semiconductor Materials & Equipment–1.76%
Lam Research Corp.	61,855	13,215,939
Qnity Electronics, Inc.	76,514	8,828,186
		22,044,125
Semiconductors–4.40%
Microchip Technology, Inc.	324,449	20,962,650
NVIDIA Corp.	113,537	19,800,853
NXP Semiconductors N.V. (Netherlands)	73,159	14,402,080
		55,165,583
Shares		Value
Specialty Chemicals–1.64%
DuPont de Nemours, Inc.	252,459	$11,562,622
PPG Industries, Inc.	84,582	9,040,124
		20,602,746
Systems Software–2.25%
Microsoft Corp.	76,030	28,144,025
Tobacco–2.35%
Philip Morris International, Inc.	178,201	29,463,753
Trading Companies & Distributors–2.08%
Ferguson Enterprises, Inc.	64,224	14,980,890
Sunbelt Rentals Holdings, Inc.	170,699	11,110,798
		26,091,688
Transaction & Payment Processing Services–0.76%
Fidelity National Information Services, Inc.	202,694	9,508,376
Wireless Telecommunication Services–1.00%
T-Mobile US, Inc.	59,712	12,541,311
Total Common Stocks & Other Equity Interests (Cost $806,530,417)		1,237,222,105
Money Market Funds–1.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	6,376,874	6,376,874
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	11,842,864	11,842,864
Total Money Market Funds (Cost $18,219,738)		18,219,738
TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $824,750,155)		1,255,441,843
OTHER ASSETS LESS LIABILITIES—(0.16)%		(1,962,981)
NET ASSETS–100.00%		$1,253,478,862
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,581,258	$19,343,830	$(22,548,214)	$-	$-	$6,376,874	$62,115
Invesco Treasury Portfolio, Institutional Class	17,793,862	35,924,256	(41,875,254)	-	-	11,842,864	114,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,135,050	91,187,759	(95,322,809)	-	-	-	36,457*
Invesco Private Prime Fund	10,632,141	160,635,117	(171,263,644)	-	(3,614)	-	89,778*
Total	$42,142,311	$307,090,962	$(331,009,921)	$-	$(3,614)	$18,219,738	$302,796

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Bank of New York Mellon (The)	CAD	12,960,008	USD	9,456,769	$128,505
04/30/2026	Bank of New York Mellon (The)	GBP	16,156,237	USD	21,697,788	314,145
04/30/2026	State Street Bank & Trust Co.	CAD	203,162	USD	147,248	1,017
04/30/2026	State Street Bank & Trust Co.	EUR	9,590,119	USD	11,155,467	55,963
Subtotal—Appreciation						499,630
Currency Risk
04/30/2026	Bank of New York Mellon (The)	EUR	133,758	USD	154,236	(574)
04/30/2026	Bank of New York Mellon (The)	GBP	264,227	USD	349,611	(107)
04/30/2026	Bank of New York Mellon (The)	USD	188,073	EUR	161,983	(596)
04/30/2026	Bank of New York Mellon (The)	USD	677,235	GBP	505,802	(7,780)
04/30/2026	State Street Bank & Trust Co.	CAD	347,860	USD	250,099	(282)
04/30/2026	State Street Bank & Trust Co.	EUR	396,367	USD	457,442	(1,309)
04/30/2026	State Street Bank & Trust Co.	USD	7,848,501	GBP	5,872,631	(75,760)
Subtotal—Depreciation						(86,408)
Total Forward Foreign Currency Contracts						$413,222

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,203,970,220	$33,251,885	$—	$1,237,222,105
Money Market Funds	18,219,738	—	—	18,219,738
Total Investments in Securities	1,222,189,958	33,251,885	—	1,255,441,843
Other Investments - Assets*
Forward Foreign Currency Contracts	—	499,630	—	499,630
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(86,408)	—	(86,408)
Total Other Investments	—	413,222	—	413,222
Total Investments	$1,222,189,958	$33,665,107	$—	$1,255,855,065

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund